March 5, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Hennessy Funds, Inc. File Nos. 333-00227 and 811-07493 Rule 497(j) Certification

Ladies & Gentlemen:

                The undersigned officer of The Hennessy Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

                1.      the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 16 to Form N-1A Registration Statement filed by the Company on February 27, 2009, which became effective on February 28, 2009 and is the most recent amendment to such registration statement; and

                2.      the text of Post-Effective Amendment No. 16 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 2009.

Very truly yours,
THE HENNESSY FUNDS, INC.
By: /s/ Neil J. Hennessy
Neil J. Hennessy
Chairman